Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Sales and operating revenue:
Revenue	¥ 8,999,360	¥ 8,259,885	¥ 8,665,687
Costs and expenses:
Cost of sales	5,072,596	4,753,174	5,150,750
Selling, general and administrative	1,469,955	1,502,625	1,576,825
Financial services expenses	1,488,963	1,171,875	1,112,446
Other operating (income) expense, net	7,468	(3,611)	(71,568)
Costs and Expenses, Total	8,038,982	7,424,063	7,768,453
Equity in net income (loss) of affiliated companies	11,487	9,637	(2,999)
Operating income	971,865	845,459	894,235
Other income:
Interest and dividends	10,457	19,278	21,618
Gain on equity securities, net	247,026		118,677
Other	6,752	2,671	4,440
Other income, Total	264,235	21,949	144,735
Other expenses:
Interest	12,185	11,090	12,467
Loss on equity securities, net		20,180
Foreign exchange loss, net	16,056	26,789	11,279
Net periodic benefit costs other than service costs	8,811	4,572
Other	6,678	5,327	3,576
Other expenses, Total	43,730	67,958	27,322
Income before income taxes	1,192,370	799,450	1,011,648
Income taxes:
Current	154,422	172,391	166,748
Deferred	(153,427)	4,799	(121,650)
Income tax expense, Total	995	177,190	45,098
Net income	1,191,375	622,260	966,550
Less — Net income attributable to noncontrolling interests	19,599	40,069	50,279
Net income attributable to Sony Group Corporation's stockholders	¥ 1,171,776	¥ 582,191	¥ 916,271
Net income attributable to Sony Group Corporation's stockholders
— Basic	¥ 952.29	¥ 471.64	¥ 723.41
— Diluted	¥ 936.90	¥ 461.23	¥ 707.74
Product and Service
Sales and operating revenue:
Revenue	¥ 7,252,766	¥ 6,856,090	¥ 7,306,235
Financial services revenue
Sales and operating revenue:
Revenue	1,661,520	1,299,847	1,274,708
Other Operating Revenue
Sales and operating revenue:
Revenue	¥ 85,074	¥ 103,948	¥ 84,744